Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 227	$ 208
Short-term borrowings, current portion of long-term debt	$ 6	$ 3,502
Preferred stock, without par value, at stated value
Preferred stock, shares authorized	27,000,000	27,000,000
Preferred stock, shares issued	1,112	1,279
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	12,000,000,000	12,000,000,000
Common stock, shares issued	8,902,000,000	8,876,000,000
Treasury stock, shares at cost	1,327,000,000	864,000,000